Reversals (Impairments) of tangible and intangible assets and right-of-use assets - Main price assumptions for assessing the recoverability of oil & gas assets (Details)	12 Months Ended
Dec. 31, 2023 $ / bbl $ / MMBTU
2024
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	73
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	8.7
2027
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	68
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	9.9
2030
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	68
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6.8
2040
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	58
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6.8
2050
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	48
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6.2